General and administrative expenses	6 Months Ended
Jun. 30, 2022
Selling, general and administrative expense [abstract]
General and administrative expenses
10.	General and administrative expenses

	For the six-months ended June 30,
In thousands of USD	2022	2021
Employee expenses	(9,318)	(11,654)
Professional services expenses (i)	(7,956)	(4,615)
Travel and meeting expenses	(304)	(17)
Facility expenses	(31)	(14)
Insurance and other charges expenses	(27)	(1)
Employee recruitment expenses	(160)	(1,071)
IT maintenance and support expenses	(835)	(448)
Capital tax and other non-income tax expenses	(78)	(826)
Depreciation and amortization expenses	(48)	(58)
Office and other administrative expenses	(533)	(393)

Total	(19,290)	(19,097)

(i)	Professional services expenses mainly include legal, accounting and other consulting expenses.